PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Prices and Generation (Details) $ / MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / MWh R$ / MWh $ / MWh € / MWh	Dec. 31, 2020 USD ($) $ / MWh R$ / MWh € / MWh $ / MWh
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ 3,805	$ 3,675
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ 158	$ 191
North America | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	62.00%
North America | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	53.00%
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	87
Estimates of future electricity prices		118
North America | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	30.00%
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	88
Estimates of future electricity prices		79
Colombia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	51.00%
Colombia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	7.00%
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	313
Estimates of future electricity prices		439
Colombia | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	1.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	251
Estimates of future electricity prices		290
Brazil | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	84.00%
Brazil | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	79.00%
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	345
Estimates of future electricity prices | R$ / MWh		342
Brazil | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	67.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	287
Estimates of future electricity prices | R$ / MWh		282
Europe | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	100.00%
Europe | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	88.00%
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	39
Estimates of future electricity prices | € / MWh		39
Europe | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	66.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	44
Estimates of future electricity prices | € / MWh		34